Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock shares, no par value	$ 0	$ 0
Common stock, shares issued	17,357,924	15,093,847
Common stock, shares outstanding	17,357,924	15,093,847